NON-CONTROLLING INTEREST (Tables)	9 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of non controlling interest

(In thousands)	iOx	Saugatuck and subsidiary	Total
Non-controlling interest as of April 1, 2023	$–	$(650)	$(650)
Net loss attributable to non-controlling interest	–	(19)	(19)
Non-controlling interest as of December 31, 2023	$–	$(669)	$(669)

(In thousands)	iOx	Saugatuck and subsidiary	Total
Non-controlling interest as of April 1, 2022	$44,701	$(472)	$44,229
Net income (loss) attributable to non-controlling interest	123	(171)	(48)
Purchase of non-controlling interest pursuant to Share Exchange Agreement	(44,824)	–	(44,824)
Non-controlling interest as of December 31, 2022	$–	$(643)	$(643)